Loans and Allowance for Credit Losses - Summary of Amortized Cost Basis Loans Modified To Borrowers Experiencing On Financing Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized Cost Basis	$ 123	$ 189
Term Extension	169	189
Current [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	46	60
30-89 days [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	0	0
Greater than 90 days [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	123	129
Commercial and Industrial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized Cost Basis		$ 60
% of Total Class of Financing Receivable		0.00%
Term Extension	46	$ 60
Commercial and Industrial [Member] | Troubled Loan Modification [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	0	60
Commercial and Industrial [Member] | Current [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	46	60
Commercial and Industrial [Member] | 30-89 days [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	0	0
Commercial and Industrial [Member] | Greater than 90 days [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	0	0
Residential Real Estate [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Amortized Cost Basis	$ 123	$ 129
% of Total Class of Financing Receivable	0.00%	0.00%
Term Extension	$ 123	$ 129
Residential Real Estate [Member] | Troubled Loan Modification [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	123	129
Residential Real Estate [Member] | Current [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	0	0
Residential Real Estate [Member] | 30-89 days [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	0	0
Residential Real Estate [Member] | Greater than 90 days [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	123	129
Commercial And Industrial And Residential Real Estate Portfolio Segment [Member] | Troubled Loan Modification [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Term Extension	$ 123	$ 189